Stockholders' Equity (Deficit) (Details Narrative) (USD $)					9 Months Ended		9 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Warrant [Member]	Jun. 30, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jun. 30, 2013 Preferred Stock [Member]	Mar. 31, 2013 Preferred Stock [Member]	Mar. 31, 2013 Series B [Member]
Common stock shares outstanding	134,550,068	62,731,963	60,470,718	14,827,000					526,080
Common stock, Issued		1,662,627
Covertible Warrants to purchase common stock shares						18,775,664		896,037
Weighted average exercise price					$ 0.29		$ 0.01
Covertible Warrants to purchase preffered stock shares		896,037